Condensed Consolidated Statements Of Comprehensive Income (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Unrecognized prior service credit income tax	$ 14	$ 24	$ 20
Unrecognized net gain, income tax benefit (expense)	20	452	73
Unrecognized net transition obligation income tax	8	11	11
Transfer to regulatory account of income	30	408	57
Other (net of income tax)	3	0	0
Pacific Gas And Electric Company [Member]
Unrecognized prior service credit income tax	13	24	21
Unrecognized net gain, income tax benefit (expense)	22	447	74
Unrecognized net transition obligation income tax	8	11	11
Transfer to regulatory account of income	$ 30	$ 408	$ 57